LETTER FROM SAFECO LIFE'S PRESIDENT

DEAR RESOURCE B PARTICIPANT:

We are pleased to present the SAFECO Life Resource B Variable Annuity Annual Report. Inside you will find schedules of investments and financial statements for each of the 7 portfolios. In addition, reports from each of the portfolio managers are provided. The information presented covers the year ending December 31, 1996.

1996 FINANCIAL MARKET REVIEW

We entered 1996 with rather modest expectations for the equity markets and look what happened. The Standard & Poor's 500 index gained 22.94% on the heels of it's astonishing 37.50% growth in 1995. The goods news is, investors who had the conviction to stay invested in common stocks were amply rewarded. For the second straight year, we're glad to have been "in" the market, rather than "out".

The bad news is that such market conditions can cause amnesia -- amnesia when it comes to the volatile nature of the stock market (which delivered 1.32% in 1994), and forgetfulness regarding the diversification that bonds and money market funds provide.

The neglected cousins of 1995 were the bond markets. Bonds struggled through the year -- despite the fact inflation remained at bay -- reversing directions and ultimately delivering lackluster total returns. The broader market as measured by Lehman Brothers Government/Corporate Index, returned 2.90% for the year.

Three elements seem to be props for the stock market. Inflation has remained in control, corporate earnings have continued to grow and there has been a fundamental shift in the way individuals invest. Investors are increasingly recognizing the superior long-term potential of stocks, at the same time they are taking control of more of their retirement savings.

FINANCIAL OUTLOOK

While the shift from traditional company-controlled pensions to employee directed plans such as 401(k)s seems irreversible, it doesn't seem possible for the stock market to sustain its present level of growth. Still, we believe common stocks offer the potential for superior long-term returns as they have over the past 70 years. At the same time, we remind you of the historical level of stock market returns.

All in all, our 1997 outlook is that the financial markets will do "okay". We anticipate bonds will earn, or nearly earn, their coupons. And that stream of interest payments is what people should buy bonds for anyway. In short, do not expect big gains in bond prices, just steady income. Stocks will have a more difficult time, especially if corporate earnings fail to meet expectations. Nonetheless, there are always opportunities for stock pickers. And that's what we do best.

SAFECO LIFE'S COMMITMENT

SAFECO Life remains committed to providing you quality service with efficient and accurate reporting. We have added new customer service representatives in our IRA and TSA units as well as toll free telephone lines designed to link you directly with the service representative handling your account. Watch for news in 1997 about a voice responsive unit allowing you access to your information and an investor newsletter to better serve your needs.

We appreciate your business and the opportunity to serve you. Call us at the toll free number listed on your statement anytime between 7:00 a.m. and 4:30 p.m. (PST) if we can be of assistance.

Sincerely,

/s/ R. E. ZUNKER

Richard E. Zunker
President

TABLE OF CONTENTS:                                             Page:

Financial Statements
        Statement of Assets and Liabilities                       4
        Statement of Operations                                   5
        Statement of Changes in Net Assets                        6
        Notes to Financial Statements                             8
        Report of Ernst & Young LLP, Independent Auditors        10

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                                                SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                            SAFECO       SAFECO       SAFECO       SAFECO       SAFECO      SCUDDER      SCUDDER
        AS OF DECEMBER 31, 1996             EQUITY       GROWTH         NW          BOND         MMKT        INT'L         BAL
---------------------------------------------------------------------------------------------------------------------------------
                                                        -- (In Thousands, Except Per-Unit and Per Share Amounts) --
ASSETS:
  Investments in underlying Portfolios:
  Investments, at cost                    $118,571      $40,221      $ 2,471      $ 9,443      $ 5,104      $12,236      $ 6,773
                                          ========      =======      =======      =======      =======      =======      =======
  Shares owned                               6,101        2,344          219          844        5,104        1,049          628
  Net asset value per share                $ 21.75      $ 19.26      $ 12.12      $ 10.75      $  1.00      $ 13.25      $ 11.61
                                           --------     -------      -------      -------      -------      -------      -------
  Investments, at value                    132,704       45,154        2,652        9,073        5,104       13,902        7,288
  Cash                                          26            2           --            2            1            1           --
                                           -------      -------      -------      -------      -------      -------      -------
    Total assets                           132,730       45,156        2,652        9,075        5,105       13,903        7,288

LIABILITIES:
  Mortality and expense risk charge
    payable                                    146           48            3           10            6           15            8
  Fees payable                                  26            2           --            2            1            1           --
                                           -------      -------      -------      -------      -------      -------      -------
    Total liabilities                          172           50            3           12            7           16            8
                                           -------      -------      -------      -------      -------      -------      -------
NET ASSETS                                $132,558      $45,106      $ 2,649      $ 9,063      $ 5,098      $13,887      $ 7,280
                                          ========      =======      =======      =======      =======      =======      =======
ACCUMULATION UNITS OUTSTANDING               3,328        1,666          221          504          341        1,061          523
                                           ========     =======      =======      =======      =======      =======      =======
ACCUMULATION UNIT VALUE*
  (Net assets divided by accumulation
    units outstanding)                     $39.829      $27.082      $11.968      $17.991      $14.944      $13.083      $13.919
                                           =======      =======      =======      =======      =======      =======      =======

* Redemption price per unit is the unit value less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements

                                              SAFECO RESOURCE VARIABLE ACCOUNT B
--------------------------------------------------------------------------------

                                                         STATEMENT OF OPERATIONS

                                                                           SUB-ACCOUNTS
                                      -------------------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31, 1996

                                       SAFECO       SAFECO       SAFECO       SAFECO       SAFECO      SCUDDER      SCUDDER
                                       EQUITY       GROWTH         NW          BOND         MMKT        INT'L         BAL
                                      -------------------------------------------------------------------------------------
                                                                      -- ($ in Thousands) --
INVESTMENT INCOME:
  Income dividends and capital
    gain distributions                $12,467      $ 3,680      $    18      $   495      $   241      $   219      $   249
EXPENSES:
  Mortality and expense risk
    charge                              1,394          395           30          111           63          142           70
                                      -------      -------      -------      -------      -------      -------      -------
NET INVESTMENT INCOME (LOSS)           11,073        3,285          (12)         384          178           77          179
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    investments                         4,626        1,462           66          (20)          --          173          218
  Net change in unrealized
    appreciation                        7,840        3,825          175         (425)          --        1,164          148
                                      -------      -------      -------      -------      -------      -------      -------
NET GAIN (LOSS) ON INVESTMENTS         12,466        5,287          241         (445)          --        1,337          366
                                      -------      -------      -------      -------      -------      -------      -------
NET CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                     $23,539      $ 8,572      $   229      $   (61)     $   178      $ 1,414      $   545
                                      =======      =======      =======      =======      =======      =======      =======

                       See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                          SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------------
                                               SAFECO                        SAFECO                        SAFECO
                                               EQUITY                        GROWTH                          NW
                                      ----------------------        ----------------------        ----------------------
                                                                 FOR THE YEAR ENDED DECEMBER 31

                                        1996           1995           1996           1995           1996           1995
                                      ----------------------        ----------------------        ----------------------

                                                                      -- (In Thousands) --
OPERATIONS:
  Net investment income (loss)        $  11,073      $   9,089      $   3,285      $   2,382      $     (12)     $       7
  Net realized gain (loss) on
    investments                           4,626          2,869          1,462            523             66             32
  Net change in unrealized
    appreciation                          7,840          5,057          3,825          1,050            175              1
                                       --------       --------       --------       --------       --------       --------
  Net change in net assets
    resulting from operations            23,539         17,015          8,572          3,955            229             40
NET ACCUMULATION UNIT TRANSACTIONS       19,372         18,584         17,470          8,825            534            740
                                       --------       --------       --------       --------       --------       --------
TOTAL CHANGE IN NET ASSETS               42,911         35,599         26,042         12,780            763            780
NET ASSETS AT BEGINNING OF PERIOD        89,647         54,048         19,064          6,284          1,886          1,106
                                       --------       --------       --------       --------       --------       --------
NET ASSETS AT END OF PERIOD           $ 132,558      $  89,647      $  45,106      $  19,064      $   2,649      $   1,886
                                       ========       ========       ========       ========       ========       ========

OTHER INFORMATION
Increase (Decrease) in Units and
  Amounts
UNITS:
  Sales                                     925            905            940            659             84             90
  Redemptions                              (371)          (257)          (193)          (163)           (38)           (24)
                                       --------       --------       --------       --------       --------       --------
    Net change                              554            648            747            496             46             66
                                       ========       ========       ========       ========       ========       ========
AMOUNTS:
  Sales                               $  32,687      $  25,905      $  22,046      $  11,610      $     969      $   1,000
  Redemptions                           (13,315)        (7,321)        (4,576)        (2,785)          (435)          (260)
                                       --------       --------       --------       --------       --------       --------
    Net change                        $  19,372      $  18,584      $  17,470      $   8,825      $     534      $     740
                                       ========       ========       ========       ========       ========       ========
DECEMBER 31, 1996:
  Paid in capital                     $  79,810                     $  32,162                     $   2,363
  Par value per unit                       None                          None                          None
  Accumulation units authorized       Unlimited                     Unlimited                     Unlimited
  Accumulation units owned by
    SAFECO                                  200                            --                            --

                       See Notes to Financial Statements

                                              SAFECO RESOURCE VARIABLE ACCOUNT B
--------------------------------------------------------------------------------

                                                   SUB-ACCOUNTS
    -----------------------------------------------------------------------------------------------------------
            SAFECO                      SAFECO                      SCUDDER                     SCUDDER
             BOND                        MMKT                        INT'L                        BAL
    -----------------------     -----------------------     -----------------------     -----------------------
                                          FOR THE YEAR ENDED DECEMBER 31

      1996          1995          1996          1995          1996          1995          1996          1995
    -----------------------     -----------------------     -----------------------     -----------------------

                                               -- (In Thousands) --
    $     384     $     422     $     178     $     187     $      77     $     (61)    $     179     $      43
          (20)          (29)           --            --           173            95           218            19
         (425)          773            --            --         1,164           638           148           381
     --------      --------      --------      --------      --------      --------      --------      --------
          (61)        1,166           178           187         1,414           672           545           443
          405            89           478          (473)        4,162         2,735         3,452         1,607
     --------      --------      --------      --------      --------      --------      --------      --------
          344         1,255           656          (286)        5,576         3,407         3,997         2,050
        8,719         7,464         4,442         4,728         8,311         4,904         3,283         1,233
     --------      --------      --------      --------      --------      --------      --------      --------
    $   9,063     $   8,719     $   5,098     $   4,442     $  13,887     $   8,311     $   7,280     $   3,283
     ========      ========      ========      ========      ========      ========      ========      ========

           87            87           717           587           465           445           334           157
          (65)          (86)         (684)         (621)         (124)         (191)          (72)          (19)
     --------      --------      --------      --------      --------      --------      --------      --------
           22             1            33           (34)          341           254           262           138
     ========      ========      ========      ========      ========      ========      ========      ========
        1,555     $   1,469     $  10,520     $   8,274     $   5,680     $   4,856     $   4,418     $   1,826
       (1,150)       (1,380)      (10,042)       (8,747)       (1,518)       (2,121)         (966)         (219)
     --------      --------      --------      --------      --------      --------      --------      --------
    $     405     $      89     $     478     $    (473)    $   4,162     $   2,735     $   3,452     $   1,607
     ========      ========      ========      ========      ========      ========      ========      ========
    $   6,681                   $   3,856                   $  11,932                   $   6,299
         None                        None                        None                        None
    Unlimited                   Unlimited                   Unlimited                   Unlimited
          200                         200                          --                          --

                       See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

    SAFECO Resource Variable Account B (Variable Account B) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO), a wholly-owned subsidiary of SAFECO Corporation. Variable Account B is comprised of twelve portfolios. The information contained in this financial statement relates to the sub-accounts invested in shares of the seven portfolios designated below.

    SUB-ACCOUNT                                         UNDERLYING PORTFOLIO
    --------------------------------------------------------------------------------------------
                                                        SAFECO Resource Series Trust --
    SAFECO Resource Equity (SAFECO Equity)              Equity Portfolio
    SAFECO Resource Growth (SAFECO Growth)              Growth Portfolio
    SAFECO Resource Northwest (SAFECO NW)               Northwest Portfolio
    SAFECO Resource Bond (SAFECO Bond)                  Bond Portfolio
    SAFECO Resource Money Market (SAFECO MMKT)          Money Market Portfolio
                                                        Scudder Variable Life Investment Fund --
    Scudder International (Scudder Int'l)               Scudder International Portfolio
    Scudder Balanced (Scudder Bal)                      Scudder Balanced Portfolio

2.  SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION -- Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the respective portfolio. Realized gains or losses on securities transactions are determined using the First-In First-Out (FIFO) cost method. Security transactions are recorded on the trade date.

    DISTRIBUTIONS -- The net investment income and realized capital gains of Variable Account B are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

    FEDERAL INCOME TAX -- Operations of Variable Account B are included in the federal income tax return of SAFECO, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of Variable Account B.

3.  EXPENSES

    SAFECO deducts on each valuation date a mortality and expense risk premium which is equal on an annual basis to 1.25% of the daily net asset value of Variable Account B. The mortality risks assumed by SAFECO arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the participant, to waive contingent deferred sales charges in the event of the death of a participant and to guarantee return of principal upon the participant's death. The expense risk assumed by SAFECO is that the costs of administering the contracts and Variable Account B will exceed the amount received from the administration charge.

    As a fee for expenses associated with the administration of the participant's accumulation account and of Variable Account B, an annual charge of $30 will be deducted by SAFECO, from the participant's

                                              SAFECO RESOURCE VARIABLE ACCOUNT B
--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (Continued)

    accumulation account. The fee will be deducted on the date the initial purchase payment is invested, on each certificate anniversary and in the event of a total withdrawal. In certain situations where a participant withdraws all or a portion of the participant's accumulation account, a contingent deferred sales charge is deducted from the withdrawal. This charge is applied only to those purchase payments received in the first eight (8) certificate years. Any premium tax levied by a state or government entity with respect to the Variable Account B contract will be charged against the contract.

4.  INVESTMENT TRANSACTIONS

                                                                                SUB-ACCOUNTS
                                                        ------------------------------------------------------------
                                                         SAFECO       SAFECO       SAFECO       SAFECO       SAFECO
                                                         EQUITY       GROWTH         NW          BOND         MMKT
     -------------------------------------------------------------------------------------------------------------
                                                                           -- ($ in Thousands) --
     PURCHASES for the year ended December 31, 1996     $46,553      $26,062      $ 1,033      $ 2,256      $12,206
                                                        =======      =======      =======      =======      =======
     SALES for the year ended December 31, 1996         $16,050      $ 5,278      $   510      $ 1,465      $11,549
                                                        =======      =======      =======      =======      =======

                                                                                              SUB-ACCOUNTS
                                                                                         -----------------------
                                                                                         SCUDDER        SCUDDER
                                                                                          INT'L           BAL
     -----------------------------------------------------------------------------------------------------------
                                                                                         -- ($ in Thousands) --
     PURCHASES for the year ended December 31, 1996                                      $ 6,053        $ 4,760
                                                                                         =======        =======
     SALES for the year ended December 31, 1996                                          $ 1,806        $ 1,125
                                                                                         =======        =======

5.  ACCUMULATION UNIT DATA

                                                                SUB-ACCOUNTS
                            ------------------------------------------------------------------------------------
                             SAFECO       SAFECO       SAFECO       SAFECO       SAFECO      SCUDDER     SCUDDER
                             EQUITY       GROWTH         NW          BOND         MMKT        INT'L        BAL
     -----------------------------------------------------------------------------------------------------------
     December 31, 1992      $18.704           --           --      $14.882      $13.335          --          --
     January 7, 1993             --      $10.000      $10.000           --           --          --          --
       (Inception Date)
     March 12, 1993              --           --           --           --           --      $8.250     $10.060
       (Inception Date)
     December 31, 1993       23.630       13.480        9.923       16.253       13.516      10.743      10.346
     December 31, 1994       25.424       14.897       10.156       15.559       13.837      10.519      10.066
     December 31, 1995       32.321       20.756       10.777       18.117       14.417      11.540      12.596
     December 31, 1996       39.829       27.082       11.968       17.991       14.944      13.083      13.919

                          REPORT OF ERNST & YOUNG LLP,
                              INDEPENDENT AUDITORS
TO THE BOARD OF DIRECTORS OF SAFECO LIFE INSURANCE COMPANY AND
PARTICIPANTS OF SAFECO RESOURCE VARIABLE ACCOUNT B

We have audited the accompanying statements of assets and liabilities of certain Sub-Accounts of SAFECO Resource Variable Account B (comprising, respectively, the SAFECO Resource Equity, SAFECO Resource Growth, SAFECO Resource Northwest, SAFECO Resource Bond, SAFECO Resource Money Market, Scudder International and Scudder Balanced Sub-Accounts) as of December 31, 1996, and the related statements of operations, the statements of changes in net assets, and the accumulation unit data for each of the periods indicated therein. These financial statements and accumulation unit data are the responsibility of the SAFECO Resource Variable Account B's management. Our responsibility is to express an opinion on these financial statements and accumulation unit data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and accumulation unit data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and accumulation unit data. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with SAFECO Resource Series Trust and Scudder Variable Life Investment Fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and accumulation unit data referred to above present fairly, in all material respects, the financial position of each of the respective Sub-Accounts of SAFECO Resource Variable Account B as listed above at December 31, 1996, the results of their operations, the changes in their net assets, and the accumulation unit data for each of the periods indicated therein, in conformity with generally accepted accounting principles.


Seattle, Washington                                       /s/ Ernst & Young LLP
January 31, 1997